STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 1999

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                                      AND
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 ALSO KNOWN AS
                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                             PHONE: (800) 333-6524
                        SERVICE CENTER: P.O. BOX 44222,
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST,
                          JACKSONVILLE, FLORIDA 32246
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by ML Life Insurance Company of New York ("ML of New York") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 1999, which is available on request and without charge by writing to or calling ML of New York at its Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                                                                             PAGE
                                                                                                           ---------
OTHER INFORMATION........................................................................................          3

General Information and History..........................................................................          3

Principal Underwriter....................................................................................          3

Financial Statements.....................................................................................          3

Administrative Services Arrangements.....................................................................          3

CALCULATION OF YIELDS AND TOTAL RETURNS..................................................................          3

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A...............................        S-1

FINANCIAL STATEMENTS OF ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B...............................       S-xx

FINANCIAL STATEMENTS OF ML LIFE INSURANCE COMPANY OF NEW YORK............................................        G-1

                               OTHER INFORMATION

GENERAL INFORMATION AND HISTORY

ML Life Insurance Company of New York ("ML of New York") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. Prior to September 11, 1991, ML of New York conducted its business under the name Royal Tandem Life Insurance Company. The name change was effected under the authority of the New York Insurance Department.

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of ML of New York, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of ML of New York Variable Annuity Separate Account A and ML of New York Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 1998, 1997, and 1996, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $3.3 million, $3.5 million, and $0.8 million, respectively, in commissions in connection with the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of ML of New York included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of ML of New York to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

ML of New York has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which ML of New York can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, ML of New York has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by ML of New York, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 1998, 1997, and 1996, ML of New York paid administrative services fees of $4.8 million, $4.3 million, and $4.3 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, ML of New York may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCF - ES/UV) X (365/7)

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses for the hypothetical account for the 7-day period.

UV                 =  the unit value on the first day of the 7-day period.

ML of New York also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

       Effective Yield = (1 + ((NCF - ES)/UV))TO THE POWER OF(365/7) = 1

Where:

NCF                =  the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES                 =  per unit expenses of the hypothetical account for the 7-day period.

UV                 =  the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market subaccount for the 7-day period ended December 31, 1998 was 3.41%. The effective yield for the Reserve Assets subaccount for the 7-day period ended December 31, 1998 was 4.02%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, ML of New York may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

          Yield = 2 ((((NY - ES)/(U X UV)) + 1)TO THE POWER OF(6) - 1)

Where:

NI                 =  net investment income of the Fund for the 30-day or one-month period attributable to the subaccount's units.

ES                 =  expenses of the subaccount for the 30-day or one-month period.

U                  =  the average number of units outstanding.

UV                 =  the unit value at the close of the last day in the 30-day or one-month period.

Currently, ML of New York may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 1998 was:

NAME OF SUBACCOUNT                                                                         YIELD
--------------------------------------------------------------------------------------  -----------
Prime Bond                                                                                    4.28%

High Current Income                                                                           8.86%

Global Bond Focus
  (formerly, World Income Focus)                                                              2.36%

Government Bond
  (formerly, Intermediate Government Bond)                                                    3.17%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, ML of New York also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. ML of New York will always include quotes of average annual total return for the period measured from the date the subaccount commenced operations until it has been in operation for more than 10 years. In addition, the average annual total returns will be provided for an Account A subaccount or Account B for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 1998, returns were:

                                                                                 SINCE
NAME OF SUBACCOUNT                          1 YR        5 YR        10 YR      INCEPTION
---------------------------------------  -----------  ---------     -----     -----------
Prime Bond.............................        -0.45%      4.46%        N/A          6.16%
High Current Income....................       -10.47%      4.19%        N/A          7.06%
Quality Equity.........................         6.91%     13.32%        N/A         12.19%
Special Value Focus
  (formerly, Equity Growth)............       -13.60%      6.82%        N/A          6.33%
Natural Resources Focus*...............       -21.67%     -2.74%        N/A         -0.03%
Global Strategy Focus..................         0.49%      6.47%        N/A          7.86%
American Balanced*.....................         4.92%      9.03%        N/A          9.38%
Basic Value Focus......................         1.01%     13.37%        N/A         13.91%
Global Bond Focus**
  (formerly, World Income Focus).......         3.99%      4.72%        N/A          5.39%
Global Utility Focus*..................        15.27%     12.92%        N/A         12.99%
International Equity Focus**...........        -0.49%      1.03%        N/A          2.80%
Government Bond
  (formerly, Intermediate Government
  Bond)................................         0.39%       N/A         N/A          5.82%
Developing Capital Markets Focus.......       -34.58%       N/A         N/A         -9.74%
Index 500..............................        19.42%       N/A         N/A         26.88%
Global Growth Focus....................          N/A        N/A         N/A          0.78%
Capital Focus..........................          N/A        N/A         N/A        -15.72%
Select Ten Trust.......................          N/A        N/A         N/A         -9.07%
AIM V.I. Capital Appreciation..........        10.58%       N/A         N/A         12.34%
AIM V.I. Value.........................        23.49%       N/A         N/A         25.21%
Alliance Premier Growth................        38.83%       N/A         N/A         36.08%
Alliance Quasar........................          N/A        N/A         N/A        -31.85%
MFS Emerging Growth....................        25.22%       N/A         N/A         22.47%
MFS Research...........................         14.6%       N/A         N/A         18.03%
Hotchkis and Wiley International VIP...          N/A        N/A         N/A        -18.66%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
------------------------
 * This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

FUND                                                       COMMENCED OPERATIONS
---------------------------------------------------------  -----------------------------
Domestic Money Market Fund                                 February 21, 1992
Prime Bond Fund                                            April 29, 1982
High Current Income Fund                                   April 29, 1982
Quality Equity Fund                                        April 29, 1982
Equity Growth Fund                                         April 29, 1982
Natural Resources Focus Fund*                              June 1, 1988
American Balanced Fund*                                    June 1, 1988
Global Strategy Focus Fund                                 February 21, 1992
Basic Value Focus Fund                                     July 1, 1993
Global Bond Focus Fund**                                   July 1, 1993
  (formerly, World Income Focus)
Global Utility Focus Fund*                                 July 1, 1993
International Equity Focus Fund**                          July 1, 1993
Government Bond Fund                                       May 16, 1994
  (formerly, Intermediate Government Bond)
Developing Capital Markets Focus Fund                      May 16, 1994
Reserve Assets Fund                                        November 23, 1981
Index 500 Fund                                             December 18, 1996
A.I.M. V.I. Capital Appreciation Fund                      May 5, 1993
A.I.M. V.I. Value Fund                                     May 5, 1993
Alliance Premier Growth Portfolio                          March 12, 1992
Alliance Quasar Portfolio                                  September 17, 1990
MFS Emerging Growth Series                                 July 24, 1995
MFS Research Series                                        July 26, 1995
Hotchkis and Wiley International VIP Portfolio             June 10, 1998

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deduction for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The total return is then calculated according to the following formula:

                     TR = ((ERV/P)TO THE POWER OF(1/N)) - 1

Where:

TR         =          the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge, administration charge, if applicable, and contract maintenance charge).
ERV        =          the ending redeemable value (net of any applicable contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P          =          a hypothetical initial payment of $1,000.
N          =          the number of years in the period.

------------------------
 * The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

From time to time, ML of New York also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 1998 returns not reflecting any contingent deferred sales charge were:

                                                                                            SINCE
NAME OF SUBACCOUNT                                     1 YR        5 YR        10 YR      INCEPTION
-------------------------------------------------  ------------  ---------  -----------  ------------
Prime Bond                                                 6.30%      4.96%        N/A           6.27%
High Current Income                                       -4.48%      4.70%        N/A           7.16%
Quality Equity                                            13.92%     13.69%        N/A          12.27%
Special Value Focus
  (formerly, Equity Growth)                               -7.85%      7.28%        N/A           6.44%
Natural Resources Focus*                                 -16.52%     -2.21%        N/A           0.10%
Global Strategy Focus                                      7.31%      6.93%        N/A           7.95%
American Balanced*                                        11.93%      9.46%        N/A           9.46%
Basic Value Focus                                          7.87%     13.74%        N/A          14.11%
Global Bond Focus**
  (formerly, World Income Focus)                          11.00%      5.21%        N/A           5.67%
Global Utility Focus*                                     22.27%     13.29%        N/A          13.20%
International Equity Focus**                               6.25%      1.59%        N/A           3.12%
Government Bond
  (formerly, Intermediate Government Bond)                 7.20%       N/A         N/A           6.35%
Developing Capital Markets Focus                         -30.40%       N/A         N/A          -9.23%
Index 500                                                 26.43%       N/A         N/A          28.80%
Global Growth Focus                                         N/A        N/A         N/A          13.02%
Capital Focus                                               N/A        N/A         N/A          -5.60%
Select Ten Trust                                            N/A        N/A         N/A           1.90%
AIM V.I. Capital Appreciation                             17.59%       N/A         N/A          14.51%
AIM V.I. Value                                            30.50%       N/A         N/A          27.15%
Alliance Premier Growth                                   45.84%       N/A         N/A          37.87%
Alliance Quasar                                             N/A        N/A         N/A         -23.80%
MFS Emerging Growth                                       32.23%       N/A         N/A          24.45%
MFS Research                                              21.61%       N/A         N/A          20.09%
Hotchkis and Wiley International VIP Portfolio              N/A        N/A         N/A          -8.92%

From time to time, ML of New York also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales corrge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
------------------------
 * This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account A (the
"Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.






February 4, 1999

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
 Variable Series Funds, Inc. (Note 1):

Domestic Money Market Fund                                  $           33,650,875              33,650,875  $           33,650,875
Prime Bond Fund                                                         43,753,430               3,673,187              44,996,538
High Current Income Fund                                                34,739,225               3,098,436              31,325,188
Quality Equity Fund                                                     42,673,010               1,388,359              52,924,246
Special Value Focus Fund                                                34,774,182               1,481,213              29,550,205
American Balanced Fund                                                  12,614,386                 901,430              15,089,930
Natural Resources Focus Fund                                             1,066,572                  93,901                 718,345
Global Strategy Focus Fund                                              43,554,565               3,439,561              46,124,510
Global Utility Focus Fund                                                5,151,377                 476,654               8,141,246
International Equity Focus Fund                                         11,163,337                 996,665              10,644,379
Global Bond Focus Fund                                                   4,222,943                 447,376               4,429,022
Basic Value Focus Fund                                                  42,362,660               3,029,042              44,436,047
Government Bond Fund                                                    21,664,932               2,052,127              22,327,137
Developing Capital Markets Focus Fund                                    5,170,890                 563,198               3,621,360
Index 500 Fund                                                          25,993,194               1,975,581              32,061,982
Global Growth Focus Fund                                                 1,233,106                 126,349               1,367,096
Capital Focus Fund                                                       1,056,088                 113,398               1,106,764
                                                            -----------------------                         -----------------------
                                                                       364,844,772                                     382,514,870
                                                            -----------------------                         -----------------------

Investments In Hotchkis & Wiley
 Variable Trust (Note 1):

International VIP Portfolio                                             22,220,943               2,297,008              21,867,517
                                                            -----------------------                         -----------------------
                                                                        22,220,943                                      21,867,517
                                                            -----------------------                         -----------------------

Investments In Defined Asset Funds,
 Equity Investor Fund (Note 1):

1998 ML Select Ten V.I. Trust                                            1,886,079               1,904,528               1,931,267
                                                            -----------------------                         -----------------------
                                                                         1,886,079                                       1,931,267
                                                            -----------------------                         -----------------------

Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):

Quasar Portfolio                                                           825,293                  72,513                 807,790
Premier Growth Portfolio                                                35,739,648               1,591,110              49,372,147
                                                            -----------------------                         -----------------------
                                                                        36,564,941                                      50,179,937
                                                            -----------------------                         -----------------------

Investments in MFS
 Variable Insurance Trust (Note 1):

MFS Emerging Growth Series                                              16,128,553                 968,473              20,793,124
MFS Research Series                                                     14,450,754                 888,306              16,922,227
                                                            -----------------------                         -----------------------
                                                                        30,579,307                                      37,715,351
                                                            -----------------------                         -----------------------

                                                                                                                       (continued)

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)
================================================================================

                                                                                                                     Market
                                                                      Cost                   Shares                   Value
                                                            ======================= ======================= =======================

Investments in AIM
 Variable Insurance Funds, Inc. (Note 1):

AIM V.I. Value Fund                                                     22,756,036               1,011,785              26,559,346
AIM V.I. Capital Appreciation Fund                                       7,665,502                 334,760               8,435,959
                                                            -----------------------                         -----------------------
                                                                        30,421,538                                      34,995,305
                                                            -----------------------                         -----------------------

TOTAL ASSETS                                                $          486,517,580                                     529,204,247
                                                            =======================                         -----------------------

LIABILITIES:
Due to ML Life Insurance Company of New York                                                                               253,502
                                                                                                            -----------------------
TOTAL LIABILITIES                                                                                                          253,502
                                                                                                            -----------------------
NET ASSETS                                                                                                  $           528,950,745
                                                                                                            =======================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                              1998                    1997
                                                                                    ======================= =======================
Investment Income:
 Reinvested Dividends                                                               $           44,880,050  $           19,823,996
 Mortality and Expense Charges (Note 3)                                                         (6,329,552)             (4,729,318)
                                                                                    ----------------------- -----------------------
  Net Investment Income                                                                         38,550,498              15,094,678
                                                                                    ----------------------- -----------------------

Realized and Unrealized Gains on Investments:
 Net Realized Gains                                                                              2,687,979               6,167,098
 Net Change in Unrealized Gains                                                                  6,025,721              13,593,179
                                                                                    ----------------------- -----------------------
  Net Gain on Investments                                                                        8,713,700              19,760,277
                                                                                    ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                      47,264,198              34,854,955
                                                                                    ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                       97,074,808             100,897,509
 Transfer of Contract Owner Withdrawals                                                        (19,903,885)            (14,728,085)
 Transfers Out - Net                                                                            (2,741,911)             (1,903,053)
 Transfer of Contract Maintenance Charges (Note 3)                                                (130,287)               (107,946)
                                                                                    ----------------------- -----------------------
   Increase in Net Assets
    Resulting from Principal Transactions                                                       74,298,725              84,158,425
                                                                                    ----------------------- -----------------------

Increase in Net Assets                                                                         121,562,923             119,013,380
Net Assets Beginning Balance                                                                   407,387,822             288,374,442
                                                                                    ----------------------- -----------------------
Net Assets Ending Balance                                                           $          528,950,745  $          407,387,822
                                                                                    ======================= =======================




See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account A ("Separate Account A"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with
   respect    to   certain   variable   annuity    contracts
   ("Contracts"). Separate Account A is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940 and consists of twenty-five investment divisions. The investment divisions are as follows:

      Merrill Lynch Variable Series Funds, Inc.: Seventeen of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Asset Management, L.P.("MLAM"), an indirect subsidiary of Merrill Lynch & Co. Effective following the close of business on June 5, 1998, the International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Three other investment divisions; Natural Resources Focus Fund, American Balanced Fund and Global Utility Focus Fund have been closed to allocations of premiums and contract value since 1996.

      Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of Merrill Lynch Capital Management Group of MLAM.

      Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the securities of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly-owned subsidiary of Merrill Lynch & Co.

      Alliance Variable Products Series Fund, Inc.: Two investment divisions each invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P.

      MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is
      Massachusetts      Financial     Services     Company.

      AIM Variable Insurance Funds, Inc.: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The
      investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

   The assets of Separate Account A are registered in the name of ML of New York. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3.  CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges at a rate of 1.25% (on an annual basis) of the net assets of Separate Account A to cover these risks.

   An administration charge of .10% annually is deducted daily from the net asset value of Separate Account A. This charge is made to reimburse ML of New York for costs associated with the establishment and administration of Separate Account A.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Contract owners may make up to six transfers among the Separate Account A divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                                              Divisions Investing In
                                                                             =======================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               44,880,050  $                1,497,439  $                2,711,273
 Mortality and Expense Charges                                   (6,329,552)                   (399,394)                   (574,804)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   38,550,498                   1,098,045                   2,136,469
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      2,687,979                           0                    (213,502)
 Net Change In Unrealized Gains (Losses)                          6,025,721                           0                     716,500
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  8,713,700                           0                     502,998
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       47,264,198                   1,098,045                   2,639,467
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                        97,074,808                  90,172,681                     328,368
 Transfer of Contract Owner Withdrawals                         (19,903,885)                 (1,128,980)                 (2,718,345)
 Transfers In (Out) - Net                                        (2,741,911)                (85,073,226)                  4,870,790
 Transfer of Contract Maintenance Charges                          (130,287)                     (5,129)                    (11,117)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         74,298,725                   3,965,346                   2,469,696
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               121,562,923                   5,063,391                   5,109,163
Net Assets Beginning Balance                                    407,387,822                  28,571,274                  39,865,760
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              528,950,745  $               33,634,665  $               44,974,923
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                                                      2,714,662.2                 2,943,385.0
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1998                                 $                    12.39  $                    15.28
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,220,838  $                7,271,957  $                6,953,329
 Mortality and Expense Charges                                     (441,055)                   (694,958)                   (419,355)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,779,783                   6,576,999                   6,533,974
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                       (637,087)                  1,809,709                     159,298
 Net Change In Unrealized Gains (Losses)                         (3,767,853)                 (1,468,227)                 (8,979,417)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 (4,404,940)                    341,482                  (8,820,119)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       (1,625,157)                  6,918,481                  (2,286,145)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           510,831                     415,437                     397,820
 Transfer of Contract Owner Withdrawals                          (1,368,987)                 (2,575,192)                 (1,159,909)
 Transfers In (Out) - Net                                         3,425,551                  (2,988,996)                  2,624,849
 Transfer of Contract Maintenance Charges                            (8,456)                    (15,290)                    (10,172)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          2,558,939                  (5,164,041)                  1,852,588
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   933,782                   1,754,440                    (433,557)
Net Assets Beginning Balance                                     30,376,355                  51,144,547                  29,969,654
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               31,310,137  $               52,898,987  $               29,536,097
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          1,935,113.5                 2,374,281.3                 1,911,721.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.18  $                    22.28  $                    15.45
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,740,216  $                  213,456  $                8,290,880
 Mortality and Expense Charges                                     (202,187)                    (13,390)                   (652,992)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,538,029                     200,066                   7,637,888
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        289,567                    (146,792)                    105,416
 Net Change In Unrealized Gains (Losses)                            (95,892)                   (216,716)                 (4,324,379)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    193,675                    (363,508)                 (4,218,963)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,731,704                    (163,442)                  3,418,925
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                     220,343
 Transfer of Contract Owner Withdrawals                            (699,889)                    (71,390)                 (2,851,994)
 Transfers In (Out) - Net                                        (1,579,197)                   (449,075)                 (5,336,133)
 Transfer of Contract Maintenance Charges                            (4,825)                       (430)                    (18,650)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (2,283,911)                   (520,895)                 (7,986,434)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (552,207)                   (684,337)                 (4,567,509)
Net Assets Beginning Balance                                     15,634,916                   1,402,337                  50,669,947
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               15,082,709  $                  718,000  $               46,102,438
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                            805,270.1                    70,808.7                 2,708,721.4
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    18.73  $                    10.14  $                    17.02
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  568,715  $                2,178,749  $                  266,877
 Mortality and Expense Charges                                     (104,208)                   (254,404)                    (61,364)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      464,507                   1,924,345                     205,513
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        413,976                    (911,762)                    (30,323)
 Net Change In Unrealized Gains (Losses)                            684,665                     993,764                     300,269
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  1,098,641                      82,002                     269,946
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,563,148                   2,006,347                     475,459
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                     219,304                      36,400
 Transfer of Contract Owner Withdrawals                            (525,821)                   (940,810)                   (303,400)
 Transfers In (Out) - Net                                          (635,109)                (16,704,845)                   (744,029)
 Transfer of Contract Maintenance Charges                            (2,200)                     (6,649)                     (1,675)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (1,163,130)                (17,433,000)                 (1,012,704)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                   400,018                 (15,426,653)                   (537,245)
Net Assets Beginning Balance                                      7,737,336                  26,065,940                   4,964,134
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                8,137,354  $               10,639,287  $                4,426,889
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                            408,706.9                   893,307.1                   324,790.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.91  $                    11.91  $                    13.63
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                5,989,857  $                  885,840  $                  102,086
 Mortality and Expense Charges                                     (592,549)                   (210,898)                    (89,956)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    5,397,308                     674,942                      12,130
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,307,153                      21,921                  (1,984,770)
 Net Change In Unrealized Gains (Losses)                         (3,899,825)                    376,997                    (748,648)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 (2,592,672)                    398,918                  (2,733,418)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,804,636                   1,073,860                  (2,721,288)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           976,498                     133,863                      49,574
 Transfer of Contract Owner Withdrawals                          (1,697,647)                   (443,784)                   (256,648)
 Transfers In (Out) - Net                                         4,906,706                  10,338,448                  (1,668,298)
 Transfer of Contract Maintenance Charges                           (13,967)                     (3,354)                     (1,979)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          4,171,590                  10,025,173                  (1,877,351)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 6,976,226                  11,099,033                  (4,598,639)
Net Assets Beginning Balance                                     37,438,471                  11,217,213                   8,218,270
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               44,414,697  $               22,316,246  $                3,619,631
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,134,295.9                 1,670,377.7                   563,805.5
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    20.81  $                    13.36  $                     6.42
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Global
                                                             Index                      Growth                      Capital
                                                             500                         Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,044,538  $                        0  $                        0
 Mortality and Expense Charges                                     (350,886)                     (5,308)                     (3,930)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      693,652                      (5,308)                     (3,930)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,108,492                      (1,580)                     (3,032)
 Net Change In Unrealized Gains (Losses)                          3,963,311                     133,989                      50,676
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  5,071,803                     132,409                      47,644
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,765,455                     127,101                      43,714
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           761,712                      17,675                      16,218
 Transfer of Contract Owner Withdrawals                            (695,098)                       (391)                    (18,482)
 Transfers In (Out) - Net                                         9,694,889                   1,222,092                   1,064,830
 Transfer of Contract Maintenance Charges                            (5,343)                        (35)                        (47)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          9,756,160                   1,239,341                   1,062,519
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                15,521,615                   1,366,442                   1,106,233
Net Assets Beginning Balance                                     16,525,021                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               32,046,636  $                1,366,442  $                1,106,233
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          1,908,674.0                   127,229.2                   114,280.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.79  $                    10.74  $                     9.68
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================

                                                         International                  1998 ML
                                                              VIP                     Select Ten                    Quasar
                                                           Portfolio                  V.I. Trust                   Portfolio
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                   88,965  $                   11,454  $                    4,730
 Mortality and Expense Charges                                     (141,560)                     (8,050)                     (3,058)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      (52,595)                      3,404                       1,672
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        (69,682)                       (179)                    (11,769)
 Net Change In Unrealized Gains (Losses)                           (353,425)                     45,189                     (17,503)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                   (423,107)                     45,010                     (29,272)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                         (475,702)                     48,414                     (27,600)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                            21,540                     110,797                      13,850
 Transfer of Contract Owner Withdrawals                            (297,160)                       (638)                     (7,094)
 Transfers In (Out) - Net                                        22,610,549                   1,771,805                     828,288
 Transfer of Contract Maintenance Charges                            (2,171)                        (37)                        (38)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         22,332,758                   1,881,927                     835,006
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                21,857,056                   1,930,341                     807,406
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               21,857,056  $                1,930,341  $                  807,406
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,303,167.1                   190,745.2                    94,213.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                     9.49  $                    10.12  $                     8.57
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                          MFS
                                                            Premier                    Emerging                       MFS
                                                            Growth                      Growth                     Research
                                                           Portfolio                    Series                      Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                   30,324  $                  115,462  $                  256,314
 Mortality and Expense Charges                                     (428,132)                   (195,235)                   (171,803)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (397,808)                    (79,773)                     84,511
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        398,722                     154,517                     479,127
 Net Change In Unrealized Gains (Losses)                         12,276,747                   4,193,375                   2,010,778
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 12,675,469                   4,347,892                   2,489,905
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       12,277,661                   4,268,119                   2,574,416
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           736,818                     487,662                     490,100
 Transfer of Contract Owner Withdrawals                            (783,743)                   (348,319)                   (264,981)
 Transfers In (Out) - Net                                        20,305,587                   9,279,946                   7,071,255
 Transfer of Contract Maintenance Charges                            (7,186)                     (3,428)                     (3,362)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         20,251,476                   9,415,861                   7,293,012
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                32,529,137                  13,683,980                   9,867,428
Net Assets Beginning Balance                                     16,819,459                   7,099,242                   7,046,718
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               49,348,596  $               20,783,222  $               16,914,146
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1998                          2,559,574.5                 1,327,153.4                 1,161,685.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    19.28  $                    15.66  $                    14.56
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
================================================================================

                                                                    Divisions Investing In
                                                 =======================================================
                                                                                       AIM V.I.
                                                           AIM V.I.                     Capital
                                                             Value                   Appreciation
                                                             Fund                        Fund
                                                 =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,211,631  $                  225,120
 Mortality and Expense Charges                                     (224,703)                    (85,373)
                                                 --------------------------- ---------------------------
  Net Investment Income (Loss)                                      986,928                     139,747
                                                 --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        182,903                     267,656
 Net Change In Unrealized Gains (Losses)                          3,635,052                     516,294
                                                 --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  3,817,955                     783,950
                                                 --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        4,804,883                     923,697
                                                 --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           697,010                     260,307
 Transfer of Contract Owner Withdrawals                            (567,674)                   (177,509)
 Transfers In (Out) - Net                                        12,917,014                    (495,602)
 Transfer of Contract Maintenance Charges                            (3,396)                     (1,351)
                                                 --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         13,042,954                    (414,155)
                                                 --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                17,847,837                     509,542
Net Assets Beginning Balance                                      8,698,822                   7,922,406
                                                 --------------------------- ---------------------------
Net Assets Ending Balance                        $               26,546,659  $                8,431,948
                                                 =========================== ===========================

Units Outstanding at December 31, 1998                          1,623,648.9                   637,817.5
                                                 =========================== ===========================
Accumulation Unit Value at December 31, 1998     $                    16.35  $                    13.22
                                                 =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                                               Divisions Investing In
                                                                             =======================================================
                                                                                       Domestic
                                                             Total                       Money                       Prime
                                                           Separate                     Market                       Bond
                                                            Account                      Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $               19,823,996  $                1,289,520  $                2,573,009
 Mortality and Expense Charges                                   (4,729,318)                   (340,808)                   (526,595)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                   15,094,678                     948,712                   2,046,414
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      6,167,098                           0                    (843,730)
 Net Change In Unrealized Gains (Losses)                         13,593,179                           0                   1,472,775
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                 19,760,277                           0                     629,045
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                       34,854,955                     948,712                   2,675,459
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                       100,897,509                  92,525,230                     534,726
 Transfer of Contract Owner Withdrawals                         (14,728,085)                 (1,022,456)                 (1,831,891)
 Transfers In (Out) - Net                                        (1,903,053)                (83,169,568)                   (814,376)
 Transfer of Contract Maintenance Charges                          (107,946)                     (4,690)                    (11,761)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         84,158,425                   8,328,516                  (2,123,302)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                               119,013,380                   9,277,228                     552,157
Net Assets Beginning Balance                                    288,374,442                  19,294,046                  39,313,603
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $              407,387,822  $               28,571,274  $               39,865,760
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                                                      2,392,904.0                 2,776,167.1
                                                                             =========================== ===========================
Accumulation Unit Value at December 31, 1997                                 $                    11.94  $                    14.36
                                                                             =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                             High                                                   Special
                                                            Current                     Quality                      Value
                                                            Income                      Equity                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                2,309,221  $                2,398,409  $                1,330,574
 Mortality and Expense Charges                                     (342,867)                   (642,638)                   (369,227)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,966,354                   1,755,771                     961,347
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        (71,138)                  1,710,486                   1,122,704
 Net Change In Unrealized Gains (Losses)                            358,380                   5,703,018                     434,251
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    287,242                   7,413,504                   1,556,955
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,253,596                   9,169,275                   2,518,302
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                         1,118,397                   1,052,777                     368,601
 Transfer of Contract Owner Withdrawals                          (1,108,863)                 (2,184,323)                   (985,698)
 Transfers In (Out) - Net                                         7,387,844                  (1,682,406)                  2,478,993
 Transfer of Contract Maintenance Charges                            (7,337)                    (16,266)                     (9,758)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          7,390,041                  (2,830,218)                  1,852,138
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 9,643,637                   6,339,057                   4,370,440
Net Assets Beginning Balance                                     20,732,718                  44,805,490                  25,599,214
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               30,376,355  $               51,144,547  $               29,969,654
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,794,232.4                 2,617,428.2                 1,789,233.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.93  $                    19.54  $                    16.75
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                                                        Natural                     Global
                                                           American                    Resources                   Strategy
                                                           Balanced                      Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                1,977,020  $                  144,142  $                2,569,175
 Mortality and Expense Charges                                     (218,517)                    (25,092)                   (699,824)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    1,758,503                     119,050                   1,869,351
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        302,250                      61,968                   1,080,156
 Net Change In Unrealized Gains (Losses)                            251,324                    (396,055)                  2,073,480
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    553,574                    (334,087)                  3,153,636
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,312,077                    (215,037)                  5,022,987
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                           0                     930,225
 Transfer of Contract Owner Withdrawals                            (533,003)                   (101,426)                 (2,432,059)
 Transfers In (Out) - Net                                        (3,446,357)                   (315,734)                 (2,139,579)
 Transfer of Contract Maintenance Charges                            (5,829)                       (712)                    (20,587)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (3,985,189)                   (417,872)                 (3,662,000)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                (1,673,112)                   (632,909)                  1,360,987
Net Assets Beginning Balance                                     17,308,028                   2,035,246                  49,308,960
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               15,634,916  $                1,402,337  $               50,669,947
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            935,102.6                   115,513.8                 3,196,842.1
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.72  $                    12.14  $                    15.85
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                               Divisions Investing In
                                                 ===================================================================================
                                                            Global                   International                  Global
                                                            Utility                     Equity                       Bond
                                                             Focus                       Focus                       Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                  255,641  $                  494,406  $                  327,948
 Mortality and Expense Charges                                     (101,216)                   (313,946)                    (67,311)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      154,425                     180,460                     260,637
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        437,714                      21,501                    (185,732)
 Net Change In Unrealized Gains (Losses)                          1,012,728                  (2,233,592)                    (68,589)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  1,450,442                  (2,212,091)                   (254,321)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        1,604,867                  (2,031,631)                      6,316
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                 0                     490,188                      97,579
 Transfer of Contract Owner Withdrawals                            (225,066)                   (961,611)                   (262,356)
 Transfers In (Out) - Net                                        (2,112,968)                 10,301,573                    (480,361)
 Transfer of Contract Maintenance Charges                            (2,484)                     (7,684)                     (1,752)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         (2,340,518)                  9,822,466                    (646,890)
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                  (735,651)                  7,790,835                    (640,574)
Net Assets Beginning Balance                                      8,472,987                  18,275,105                   5,604,708
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,737,336  $               26,065,940  $                4,964,134
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            475,558.5                 2,327,316.1                   404,574.9
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    16.27  $                    11.20  $                    12.27
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                             Basic                                                Developing
                                                             Value                    Government                Capital Markets
                                                             Focus                       Bond                        Focus
                                                             Fund                        Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                3,142,695  $                  513,895  $                   77,082
 Mortality and Expense Charges                                     (430,256)                   (106,786)                    (87,234)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                    2,712,439                     407,109                     (10,152)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                      1,473,426                      28,055                      89,268
 Net Change In Unrealized Gains (Losses)                            883,128                     229,149                    (947,132)
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  2,356,554                     257,204                    (857,864)
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        5,068,993                     664,313                    (868,016)
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           931,327                      28,066                     112,851
 Transfer of Contract Owner Withdrawals                          (1,454,906)                   (165,492)                   (394,234)
 Transfers In (Out) - Net                                         4,303,155                   6,034,373                   5,256,705
 Transfer of Contract Maintenance Charges                           (10,873)                     (1,683)                     (1,782)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          3,768,703                   5,895,264                   4,973,540
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 8,837,696                   6,559,577                   4,105,524
Net Assets Beginning Balance                                     28,600,775                   4,657,636                   4,112,746
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               37,438,471  $               11,217,213  $                8,218,270
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,942,837.1                   900,981.0                   892,320.3
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    19.27  $                    12.45  $                     9.21
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                                                      MFS
                                                             Index                      Premier                    Emerging
                                                             500                        Growth                      Growth
                                                             Fund                      Portfolio                    Series
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                      258  $                    8,100  $                      203
 Mortality and Expense Charges                                     (137,941)                   (106,345)                    (44,429)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                     (137,683)                    (98,245)                    (44,226)
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        359,815                     151,438                      43,411
 Net Change In Unrealized Gains (Losses)                          2,106,223                   1,355,752                     475,223
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                  2,466,038                   1,507,190                     518,634
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                        2,328,355                   1,408,945                     474,408
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           609,447                     617,554                     465,471
 Transfer of Contract Owner Withdrawals                            (147,803)                   (205,625)                    (78,950)
 Transfers In (Out) - Net                                        13,630,951                  14,999,924                   6,091,193
 Transfer of Contract Maintenance Charges                            (1,639)                     (1,339)                       (350)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                         14,090,956                  15,410,514                   6,477,364
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                16,419,311                  16,819,459                   6,951,772
Net Assets Beginning Balance                                        105,710                           0                     147,470
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $               16,525,021  $               16,819,459  $                7,099,242
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                          1,245,291.7                 1,273,236.9                   600,105.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    13.27  $                    13.21  $                    11.83
                                                 =========================== =========================== ===========================

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND
 CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
================================================================================

                                                                              Divisions Investing In
                                                 ===================================================================================
                                                                                                                   AIM V.I.
                                                              MFS                      AIM V.I.                     Capital
                                                           Research                      Value                   Appreciation
                                                            Series                       Fund                        Fund
                                                 =========================== =========================== ===========================
Investment Income (Loss):
 Reinvested Dividends                            $                        0  $                  308,656  $                  104,042
 Mortality and Expense Charges                                      (54,593)                    (50,595)                    (63,098)
                                                 --------------------------- --------------------------- ---------------------------
  Net Investment Income (Loss)                                      (54,593)                    258,061                      40,944
                                                 --------------------------- --------------------------- ---------------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses)                                        296,427                      85,546                       3,533
 Net Change In Unrealized Gains (Losses)                            460,695                     168,258                     254,163
                                                 --------------------------- --------------------------- ---------------------------
  Net Gain (Loss) on Investments                                    757,122                     253,804                     257,696
                                                 --------------------------- --------------------------- ---------------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                          702,529                     511,865                     298,640
                                                 --------------------------- --------------------------- ---------------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                           295,874                     424,766                     294,430
 Transfer of Contract Owner Withdrawals                            (366,386)                   (233,173)                    (32,764)
 Transfers In (Out) - Net                                         6,415,168                   7,995,616                   7,362,801
 Transfer of Contract Maintenance Charges                              (467)                       (252)                       (701)
                                                 --------------------------- --------------------------- ---------------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                          6,344,189                   8,186,957                   7,623,766
                                                 --------------------------- --------------------------- ---------------------------
Increase (Decrease) in Net Assets                                 7,046,718                   8,698,822                   7,922,406
Net Assets Beginning Balance                                              0                           0                           0
                                                 --------------------------- --------------------------- ---------------------------
Net Assets Ending Balance                        $                7,046,718  $                8,698,822  $                7,922,406
                                                 =========================== =========================== ===========================

Units Outstanding at December 31, 1997                            589,190.5                   694,794.1                   705,468.0
                                                 =========================== =========================== ===========================
Accumulation Unit Value at December 31, 1997     $                    11.96  $                    12.52  $                    11.23
                                                 =========================== =========================== ===========================

\

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying statement of net assets of ML of New York Variable Annuity Separate Account B (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.





February 4, 1999

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
================================================================================

                                                                                                                      Market
                                                                       Cost                   Shares                   Value
                                                             ======================= ======================= =======================
ASSETS:
Investments in Merrill Lynch
  Variable Series Funds, Inc. (Note 1):

Reserve Assets Fund                                          $            1,223,158               1,223,158  $            1,223,158







                                                             -----------------------                         -----------------------
TOTAL ASSETS                                                 $            1,223,158                                       1,223,158
                                                             =======================                         -----------------------









LIABILITIES:
Due to ML Life Insurance Company of New York                                                                                    289
                                                                                                             -----------------------
TOTAL LIABILITIES                                                                                                               289
                                                                                                             -----------------------
NET ASSETS                                                                                                   $            1,222,869
                                                                                                             =======================


See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================

                                                                                               1998                    1997
                                                                                     ======================= =======================
Investment Income:
 Reinvested Dividends                                                                $               61,838  $               51,804
 Mortality and Expense Charges (Note 3)                                                              (8,083)                 (6,677)
                                                                                     ----------------------- -----------------------
  Net Investment Income                                                                              53,755                  45,127
                                                                                     ----------------------- -----------------------

Increase in Net Assets
 Resulting from Operations                                                                           53,755                  45,127
                                                                                     ----------------------- -----------------------

Changes from Principal Transactions:
 Transfer of Net Premiums                                                                            90,383                  75,662
 Transfer of Contract Owner Withdrawals                                                          (2,852,928)             (2,265,531)
 Transfers In - Net                                                                               2,917,556               1,966,884
 Transfer of Contract Maintenance Charges (Note 3)                                                     (271)                   (341)
                                                                                     ----------------------- -----------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                                                            154,740                (223,326)
                                                                                     ----------------------- -----------------------

Increase (Decrease) in Net Assets                                                                   208,495                (178,199)
Net Assets Beginning Balance                                                                      1,014,374               1,192,573
                                                                                     ----------------------- -----------------------
Net Assets Ending Balance                                                            $            1,222,869  $            1,014,374
                                                                                     ======================= =======================



                                                                                               1998                    1997
Reserve Assets Fund:                                                                 ======================= =======================

Units Outstanding at December 31,                                                                  95,017.0                82,335.6
                                                                                     ======================= =======================

Accumulation Unit Value at December 31,                                              $                12.87  $                12.32
                                                                                     ======================= =======================





See Notes to Financial Statements

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Annuity Separate Account B ("Separate Account B"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the
   Investment Company Act of 1940 and consists of one investment division. The investment division invests in the securities of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of ML of New York. Separate Account B's assets are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The  net  assets may not be less than the amount required
   under  New York State Insurance Law to provide for  death
   benefits   (without regard to the minimum  death  benefit
   guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments in the division are included in the statement of net assets at the net asset value of the shares held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of .65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   ML of New York deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.








February 22, 1999

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

ASSETS                                                                    1998                  1997
--------                                                             -------------         -------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $197,588; 1997 - $250,695)                $    200,681          $    255,958
 Equity securities, at estimated fair value
   (cost: 1998 - $14,684; 1997 - $5,830)                                   13,718                 5,029
 Policy loans on insurance contracts                                       88,083                88,163
                                                                     -------------         -------------
   Total Investments                                                      302,482               349,150



CASH AND CASH EQUIVALENTS                                                  18,707                10,063
ACCRUED INVESTMENT INCOME                                                   4,968                 5,416
DEFERRED POLICY ACQUISITION COSTS                                          29,742                30,406
REINSURANCE RECEIVABLES                                                       652                   429
OTHER ASSETS                                                                4,261                 3,405
SEPARATE ACCOUNTS ASSETS                                                  887,170               739,712
                                                                     -------------         -------------
TOTAL ASSETS                                                         $  1,247,982          $  1,138,581
                                                                     =============         =============







See notes to financial statements.

LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
                                                                         1998                   1997
                                                                     -------------         -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $    269,246          $    307,333
   Claims and claims settlement expenses                                    2,986                 2,007
                                                                     -------------         -------------
          Total policy liabilities and accruals                           272,232               309,340

 OTHER POLICYHOLDER FUNDS                                                   1,783                 1,941
 FEDERAL INCOME TAXES - DEFERRED                                              119                 1,905
 FEDERAL INCOME TAXES - CURRENT                                             1,347                 2,255
 AFFILIATED PAYABLES - NET                                                  1,253                 3,492
 OTHER LIABILITIES                                                          2,124                 2,155
 SEPARATE ACCOUNTS LIABILITIES                                            887,170               739,712
                                                                     -------------         -------------
          Total Liabilities                                             1,166,028             1,060,800
                                                                     -------------         -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                       2,200                 2,200
 Additional paid-in capital                                                66,259                66,259
 Retained earnings                                                         14,462                 9,692
 Accumulated other comprehensive loss                                        (967)                 (370)
                                                                     -------------         -------------
          Total Stockholder's Equity                                       81,954                77,781
                                                                     -------------         -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $  1,247,982          $  1,138,581
                                                                     =============         =============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
REVENUES:
 Investment revenue:
   Net investment income                                             $     21,549          $     25,465          $     27,520
   Net realized investment gains (losses)                                  (1,998)                1,947                 2,169
 Policy charge revenue                                                     15,484                13,064                11,959
                                                                     -------------         -------------         -------------
        Total Revenues                                                     35,035                40,476                41,648
                                                                     -------------         -------------         -------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      13,832                14,532                16,586
 Market value adjustment expense                                              567                   232                   301
 Policy benefits (net of reinsurance recoveries: 1998 - $1,191
   1997 - $690; 1996 - $1,584)                                              1,630                   781                 1,311
 Reinsurance premium ceded                                                  1,705                 1,584                 1,262
 Amortization of deferred policy acquisition costs                          5,759                 4,119                 3,784
 Insurance expenses and taxes                                               4,900                 4,563                 4,595
                                                                     -------------         -------------         -------------
        Total Benefits and Expenses                                        28,393                25,811                27,839
                                                                     -------------         -------------         -------------

        Earnings Before Federal Income Tax Provision                        6,642                14,665                13,809

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                    3,337                 2,905                   102
 Deferred                                                                  (1,465)                2,068                 4,488
                                                                     -------------         -------------         -------------
        Total Federal Income Tax Provision                                  1,872                 4,973                 4,590
                                                                     -------------         -------------         -------------
NET EARNINGS                                                         $      4,770          $      9,692          $      9,219
                                                                     =============         =============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                          1998                 1997                 1996
                                                                     -------------         ------------         -------------
NET EARNINGS                                                         $      4,770          $     9,692          $      9,219
                                                                     -------------         ------------         -------------
OTHER COMPREHENSIVE LOSS, NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding losses arising during the period                 (4,329)                (413)               (4,206)
   Reclassification adjustment for (gains) losses included
     in net earnings                                                        1,994               (1,771)               (1,858)
                                                                     -------------         ------------         -------------
    Net unrealized losses on investment securities                         (2,335)              (2,184)               (6,064)

    Adjustments for:
              Policyholder liabilities                                      1,417                  (70)                5,380

 Income tax benefit related to items of
   other comprehensive loss                                                   321                  789                   240
                                                                     -------------         ------------         -------------
 Other comprehensive loss, net of tax                                        (597)              (1,465)                 (444)
                                                                     -------------         ------------         -------------
COMPREHENSIVE INCOME                                                 $      4,173          $     8,227          $      8,775
                                                                     =============         ============         =============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                 Additional                            other             Total
                                                 Common           paid-in          Retained        comprehensive      Stockholder's
                                                 stock            Capital          earnings        income (loss)         equity
                                              -----------       -----------       -----------      -------------      -------------
BALANCE, JANUARY 1, 1996                      $    2,200        $   83,006        $   24,034       $     1,539        $   110,779

 Dividend to Parent                                                (10,966)          (24,034)                             (35,000)
 Net earnings                                                                          9,219                                9,219
 Other comprehensive loss, net of tax                                                                     (444)              (444)
                                              -----------       -----------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1996                         2,200            72,040             9,219             1,095             84,554

 Dividend to Parent                                                 (5,781)           (9,219)                             (15,000)
 Net earnings                                                                          9,692                                9,692
 Other comprehensive loss, net of tax                                                                   (1,465)            (1,465)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1997                         2,200            66,259             9,692              (370)            77,781

 Net earnings                                                                          4,770                                4,770
 Other comprehensive loss, net of tax                                                                     (597)              (597)
                                              -----------      ------------      ------------      ------------       ------------
BALANCE, DECEMBER 31, 1998                    $    2,200       $    66,259       $    14,462       $      (967)       $    81,954
                                              ===========      ============      ============      ============       ============







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                 1997                 1996
                                                                     ------------         ------------         ------------
OPERATING ACTIVITIES:
  Net earnings                                                       $     4,770          $     9,692          $     9,219
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                       5,759                4,119                3,784
   Capitalization of policy acquisition costs                             (5,095)              (5,253)              (2,134)
   Amortization (accretion) of investments                                  (262)                (239)                   1
   Net realized investment (gains) losses                                  1,998               (1,947)              (2,169)
   Interest credited to policyholders' account balances                   13,832               14,532               16,586
   Provision (benefit) for deferred Federal income tax                    (1,465)               2,068                4,488
   Changes in operating assets and liabilities:
     Accrued investment income                                               448                  536                  651
     Claims and claims settlement expenses                                   979                 (565)                (329)
     Federal income taxes - current                                         (908)                 156                1,914
     Other policyholder funds                                               (158)                 781                  421
     Affiliated payables - net                                            (2,239)              (1,534)                 964
   Policy loans on insurance contracts                                        80               (2,615)              (3,475)
   Other, net                                                             (1,110)               2,306               (3,951)
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by operating activites          16,629               22,037               25,970
                                                                     ------------         ------------         ------------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                                102,967               88,882              155,645
   Maturities of available-for-sale securities                            59,161               51,060               34,455
   Purchases of available-for-sale securities                           (119,611)            (120,965)            (162,828)
   Mortgage loans principal payments received                                  -                2,057                1,975
                                                                     ------------         ------------         ------------
   Net cash and cash equivalents provided by investing activities         42,517               21,034               29,247
                                                                     ------------         ------------         ------------







See notes to financial statements.
(Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     -------------         -------------         -------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $          -          $    (15,000)         $    (35,000)
   Policyholders' account balances:
    Deposits                                                               94,226               106,983                32,158
    Withdrawals (including transfers to/from Separate Accounts)          (144,728)             (132,819)              (61,934)
                                                                     -------------         -------------         -------------
    Net cash and cash equivalents used by financing activites             (50,502)              (40,836)              (64,776)
                                                                     -------------         -------------         -------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                        8,644                 2,235                (9,559)

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                         10,063                 7,828                17,387
                                                                     -------------         -------------         -------------
 End of year                                                         $     18,707          $     10,063          $      7,828
                                                                     =============         =============         =============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to (received from) affiliates for:
   Federal income taxes                                              $      4,245          $      2,749          $     (1,812)
   Interest                                                                   148                   494                   440







See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)

NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the mortality risk and cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains or losses.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                     1998             1997             1996
                                 ------------     ------------     ------------
Beginning balance                $    16,550      $    17,151      $    17,654
Capitalized amounts                      691              577              577
Interest accrued                       1,241            1,651            1,566
Amortization                          (5,698)          (2,829)          (2,646)
                                 ------------     ------------     ------------
Ending balance                   $    12,784      $    16,550      $    17,151
                                 ============     ============     ============

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1999  $905
                        2000  $785
                        2001  $747
                        2002  $712
                        2003  $700


 Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.00%
 Interest-sensitive deferred annuities   3.70% -  8.23%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  1998            1997
                                              ------------    ------------
  Assets:
   Fixed maturity securities (1)              $   200,681     $   255,958
   Equity securities (1)                           13,718           5,029
   Policy loans on insurance contracts (2)         88,083          88,163
   Cash and cash equivalents (3)                   18,707          10,063
   Separate Accounts assets (4)                   887,170         739,712
                                              ------------    ------------
  Total financial instruments                 $ 1,208,359     $ 1,098,925
                                              ============    ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $33,427 and $47,064, had an estimated fair value of $33,879 and $48,188, respectively.

 (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (4) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1998
                                              ------------------------------------------------------------------
                                                 Cost /             Gross            Gross           Estimated
                                               Amortized          Unrealized       Unrealized          Fair
                                                 Cost               Gains            Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   159,421       $     3,404       $     1,224       $   161,601
   Mortgage-backed securities                      13,258               443                54            13,646
   U.S. government and agencies                    22,912               869                48            23,734
   Foreign governments                              1,997                 -               297             1,700
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   197,588       $     4,716       $     1,623       $   200,681
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    13,361       $        58       $       257       $    13,162
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $    14,684       $        58       $     1,024       $    13,718
                                              ============      ============      ============      ============

                                                                            1997
                                              ------------------------------------------------------------------
                                                 Cost /            Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $   198,266       $     4,595       $       777       $   202,084
   Mortgage-backed securities                      34,726             1,135                 5            35,856
   U.S. government and agencies                    13,593               268                11            13,850
   Municipals                                       2,090                90                 -             2,180
   Foreign governments                              2,020                 -                32             1,988
                                              ------------      ------------      ------------      ------------
     Total fixed maturity securities          $   250,695       $     6,088       $       825       $   255,958
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $     4,507       $         -       $        34       $     4,473
   Common stocks                                    1,323                 -               767               556
                                              ------------      ------------      ------------      ------------
     Total equity securities                  $     5,830       $         -       $       801       $     5,029
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized          Fair
                                                  Cost            Value
                                              -----------      -----------
  Fixed maturity securities:
   Due in one year or less                    $   30,410       $   29,997
   Due after one year through five years          79,961           81,584
   Due after five years through ten years         47,930           48,689
   Due after ten years                            26,029           26,765
                                              -----------      -----------
                                                 184,330          187,035
   Mortgage-backed securities                     13,258           13,646
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penelties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:

                                                                Estimated
                                              Amortized           Fair
                                                 Cost             Value
                                              -----------      -----------

  AAA                                         $   53,959       $   55,431
  AA                                               5,484            5,515
  A                                               53,720           54,593
  BBB                                             74,577           76,069
  Non-investment grade                             9,848            9,073
                                              -----------      -----------
   Total fixed maturity securities            $  197,588       $  200,681
                                              ===========      ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments as of December 31:

                                                         1998          1997
                                                     -----------   -----------
  Assets:
   Fixed maturity securities                         $    3,093    $    5,263
   Equity securities                                       (966)         (801)
                                                     -----------   -----------
                                                          2,127         4,462
                                                     -----------   -----------
  Liabilities:
   Policyholders' account balances                        3,615         5,032
   Federal income taxes - deferred                         (521)         (200)
                                                     -----------   -----------
                                                          3,094         4,832
                                                     -----------   -----------
  Stockholder's equity:
   Accumulated other comprehensive loss              $     (967)   $     (370)
                                                     ===========   ===========

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998           1997          1996
                                       -----------   -----------   -----------
  Proceeds                             $  102,967    $   88,882    $  155,645
  Gross realized investment gains           2,096         4,077         2,677
  Gross realized investment losses          4,094         2,130           508


 The company owned investment securities of $1,104 and $1,076 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 Net investment income arose from the following sources for the years ended December 31:

                                               1998        1997         1996
                                           -----------  -----------  -----------

  Fixed maturity securities                $   16,244   $   19,815   $   22,153
  Equity securities                               734          761          183
  Mortgage loans                                    -           81          388
  Policy loans on insurance contracts           4,316        4,333        4,133
  Cash and cash equivalents                       761        1,293        1,559
  Other                                            29           65            -
                                           -----------  -----------  -----------
  Gross investment income                      22,084       26,348       28,416
  Less investment expenses                       (535)        (883)        (896)
                                           -----------  -----------  -----------
  Net investment income                    $   21,549   $   25,465   $   27,520
                                           ===========  ===========  ===========

 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                               1998         1997         1996
                                           -----------  -----------  -----------
  Fixed maturity securities                $   (1,944)  $   (1,268)  $      657
  Equity securities                               (54)       3,215        1,512
                                           -----------  -----------  -----------
  Net realized investment gains (losses)   $   (1,998)  $    1,947   $    2,169
                                           ===========  ===========  ===========

NOTE 4:   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               1998         1997        1996
                                           -----------  -----------  -----------
  Provision for income taxes computed at
   Federal statutory rate                  $    2,325   $    5,133   $    4,833
  State corporate income taxes                      -            -          (10)
  Decrease in income taxes resulting from:
     Dividend received deduction                 (300)        (160)        (235)
     Foreign tax credit                          (153)           -            -
     Other                                          -            -            2
                                           -----------  -----------  -----------
       Federal income tax provision        $    1,872   $    4,973   $    4,590
                                           ===========  ===========  ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                         1998              1997              1996
                                                      -----------       -----------       -----------
  Deferred policy acquisition costs                   $     (158)       $      315        $     (259)
   Policyholders' account balances                          (659)             (140)            4,053
   Liability for guaranty fund assessments                     -               (50)               50
   Investment adjustments                                   (629)            1,943               642
   Other                                                     (19)                -                 2
                                                      -----------       -----------       -----------
  Deferred Federal income tax provision (benefit)     $   (1,465)       $    2,068        $    4,488
                                                      ===========       ===========       ===========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                 1998             1997
                                             -----------      -----------
  Deferred tax assets:
   Policyholders' account balances           $    5,023       $    4,364
   Investment adjustments                           625               (4)
   Net unrealized investment loss                   521              200
   Other                                             19                -
                                             -----------      -----------
      Total deferred tax assets                   6,188            4,560
                                             -----------      -----------

  Deferred tax liabilities:
   Deferred policy acquisition costs              6,307            6,465
                                             -----------      -----------
      Net deferred tax liability             $      119       $    1,905
                                             ===========      ===========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5:   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $154 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                              Percentage
                                                       Ceded to           Assumed                             of amount
                                      Gross              other           from other          Net              assumed to
                                      amount           companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        -----------
    Life insurance
        in force                    $   900,964       $   159,582       $ 1,116,951       $ 1,858,333               60%

NOTE 6:  RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,767, $4,305 and $4,258 for 1998, 1997 and 1996 respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $69, $64 and $74 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, LP ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $157, $159 and $186 for 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,798, $4,130 and $1,334 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1998 and 1997, the outstanding loan balance was $434 and $1,156, respectively. Repayments made on this loan during 1998 and 1997 were $722 and $1,919, respectively. There were no repayments made during 1996. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 1998, 1997 and 1996 was $79, $359 and $366, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7:   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1998, no dividend request was filed. During 1997 and 1996, the Company paid dividends of $15,000 and $35,000, respectively, to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, was $55,851 and $51,080,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $5,405, $9,888 and $12,884, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998, and 1997, based on the RBC formula, the Company's total adjusted capital level was 761% and 649%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of New York will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8:   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, the marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
 1998                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      -----------
  Net interest spread (a)                     $      789       $    3,876       $    3,052       $    7,717
  Other revenues                                   8,472            5,377             (363)          13,486
                                              -----------      -----------      -----------      -----------
  Net revenues                                     9,261            9,253            2,689           21,203
                                              -----------      -----------      -----------      -----------

  Policy benefits                                  1,570               60                -            1,630
  Reinsurance premium ceded                        1,705                -                -            1,705
  DAC amortization                                 3,571            2,188                -            5,759
  Other non-interest expenses                      1,973            3,494                -            5,467
                                              -----------      -----------      -----------      -----------
  Total non-interest expenses                      8,819            5,742                -           14,561
                                              -----------      -----------      -----------      -----------
  Net earnings before Federal income
      tax provision (benefit)                        442            3,511            2,689            6,642
  Income tax expense (benefit)                        (7)             938              941            1,872
                                              -----------      -----------      -----------      -----------
  Net earnings                                $      449       $    2,573       $    1,748       $    4,770
                                              ===========      ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  481,305        $ 720,478        $  46,182       $1,247,965
  Deferred policy acquisition costs           $   15,325        $  14,417        $       -       $   29,742
  Policy liabilities and accruals             $  103,926        $ 168,306        $       -       $  272,232
  Other policyholder funds                    $    1,319        $       -        $     464       $    1,783

                                                 Life
 1997                                          Insurance         Annuities          Other            Total
--------                                      -----------       -----------      -----------      -----------
  Net interest spread (a)                     $    1,399        $    6,060       $    3,474       $   10,933
  Other revenues                                   7,759             7,172               80           15,011
                                              -----------       -----------      -----------      -----------
  Net revenues                                     9,158            13,232            3,554           25,944
                                              -----------       -----------      -----------      -----------

  Policy benefits                                    781                 -                -              781
  Reinsurance premium ceded                        1,584                 -                -            1,584
  DAC amortization                                 1,992             2,127                -            4,119
  Other non-interest expenses                      1,747             3,048                -            4,795
                                              -----------       -----------      -----------      -----------
  Total non-interest expenses                      6,104             5,175                -           11,279
                                              -----------       -----------      -----------      -----------
  Net earnings before Federal income
      tax provision                                3,054             8,057            3,554           14,665
  Income tax expense                                 987             2,742            1,244            4,973
                                              -----------       -----------      -----------      -----------
  Net earnings                                $    2,067       $     5,315       $    2,310       $    9,692
                                              ===========       ===========      ===========      ===========
  Balance Sheet Information:

  Total assets                                $  456,240       $   635,673       $   46,668       $1,138,581
  Deferred policy acquisition costs           $   17,506       $    12,900       $        -       $   30,406
  Policy liabilities and accruals             $  103,677       $   205,663       $        -       $  309,340
  Other policyholder funds                    $      974       $         -       $      967       $    1,941

                                                 Life
 1996                                          Insurance        Annuities          Other            Total
--------                                      -----------      -----------      -----------      ------------
  Net interest spread (a)                     $    1,400       $    5,721       $    3,813       $    10,934
  Other revenues                                   7,680            6,431               17            14,128
                                              -----------      -----------      -----------      ------------
  Net revenues                                     9,080           12,152            3,830            25,062
                                              -----------      -----------      -----------      ------------

  Policy benefits                                  1,311                -                -             1,311
  Reinsurance premium ceded                        1,262                -                -             1,262
  DAC amortization                                 1,736            2,048                -             3,784
  Other non-interest expenses                      1,755            3,141                -             4,896
                                              -----------      -----------      -----------      ------------
  Total non-interest expenses                      6,064            5,189                -            11,253
                                              -----------      -----------      -----------      ------------
  Net earnings before Federal income
      tax provision                                3,016            6,963            3,830            13,809
  Income tax expense                                 923            2,335            1,332             4,590
                                              -----------      -----------      -----------      ------------
  Net earnings                                $    2,093       $    4,628       $    2,498       $     9,219
                                              ===========      ===========      ===========      ============
  Balance Sheet Information:

  Total assets                                $  429,330       $  534,376       $   44,361       $ 1,008,067
  Deferred policy acquisition costs           $   18,213       $   11,059       $        -       $    29,272
  Policy liabilities and accruals             $  101,689       $  219,450       $        -       $   321,139
  Other policyholder funds                    $      994       $        -       $      166       $     1,160

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                 1998             1997             1996
                                              -----------      -----------      ----------
  Life Insurance
       Variable Life                          $    9,045       $    8,828       $   8,790
       Interest-sensitive whole life                 216              330             290
                                              -----------      -----------      ----------
       Total Life Insurance                        9,261            9,158           9,080
                                              -----------      -----------      ----------
  Annuities
       Variable annuities                          6,240            4,673           3,602
       Interest-sensitive annuities                3,013            8,559           8,550
                                              -----------      -----------      ----------
       Total Annuities                             9,253           13,232          12,152
                                              -----------      -----------      ----------
  Other                                            2,689            3,554           3,830
                                              -----------      -----------      ----------
  Total                                       $   21,203       $   25,944       $  25,062
                                              ===========      ===========      ==========